Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Operating activities
Net loss for the period	$ (1,855,549)	$ (2,276,017)
Adjustments for:
Amortization of intangible assets	5,432	5,462
Amortization of right-of-use asset	18,576	17,804
Interest on lease liability	2,332	1,629
Exchange rate differences	1,960	(8,980)
Issuance costs allocated to derivative warrant liabilities		115,046
Depreciation of property and equipment		1,103
Changes in fair value of derivative warrant liabilities	(1,179,518)	(560,145)
Share-based compensation	612,460	324,095
Changes in fair value of short-term investments	228,788	7,612
Tax expenses	59,993	71,237
Changes in working capital:
Decrease in other receivables	6,017	72,078
Increase in prepaid expenses	(147,132)	(170,422)
Decrease in accounts payable and accrued liabilities	(111,962)	(260,480)
Increase (decrease) in amounts due to / from related parties	(5,230)	5,205
Net cash used in operating activities	(2,363,833)	(2,654,773)
Investing activities
Proceeds from sale of short-term investment (Note 3)	82,960	78,500
Acquisition of short-term investment (Note 3)	(200,000)
Changes in restricted cash	(13,498)
Net cash provided by (used in) investing activities	(130,538)	78,500
Financing activities
Proceeds from issuance of common shares and warrants, net of issuance costs		1,824,773
Proceeds received from exercise of warrants (Note 6c (ii))	415,086	3,655,950
Repayment of lease liabilities	(20,572)	(19,087)
Net cash provided by financing activities	394,514	5,461,636
Effect of foreign exchange rate changes on cash and cash equivalents	(1,436)	(7,175)
Net increase (decrease) in cash and cash equivalents	(2,101,293)	2,878,188
Cash and cash equivalents at beginning of period	6,573,813	5,427,739
Cash and cash equivalents at end of period	4,472,520	8,305,927
Supplementary disclosure of cash flow information:
Cash received as interest	75,896	120,612
Cash paid for taxes	16,408	192,825
Interest on lease liability	2,332	1,629
Non-cash financing and investing activities
Right of use assets obtained in exchange for lease liabilities		107,827
Early termination of office lease		$ (88,562)